Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net (loss) income	$ 78,728	$ (1,032,611)	$ (953,883)	$ (541,091)	$ 27,993
Net (loss) income attributable to non-controlling interests	60,476	$ (1,050)	$ 59,426	$ (2,718)	$ 36
Net income attributable to common shareholders, basic	18,252
Net income attributable to common shareholders, dilutive	$ 18,252
Denominator
Weighted average shares outstanding, basic (in shares)	25,035
Weighted average shares outstanding, diluted (in shares)	25,035
Earnings per share
Net income per share attributable to common shares, basic (in usd per share)	$ 0.73
Net income per share attributable to common shares, diluted (in usd per share)	$ 0.73